GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Goodwill
a.	Goodwill:

	2020	2019
Balance as of January 1	$981.9	$950.5
Acquisitions	20.3	31.4

Balance as of December 31	$1,002.2	$981.9

Other Intangible Assets, Net
b.	Other intangible assets, net:
Net other intangible assets consisted of the following:

	Useful	December 31,
	Life	2020	2019
Original amount:
Core technology	8	$55.4	$53.5
Trademarks and trade names	15 – 20	25.5	25.5

		80.9	79.0

Accumulated amortization:
Core technology		20.0	15.4
Trademarks and trade names		22.4	20.8

		42.4	36.2

Other intangible assets, net:
Core technology		35.4	38.1
Trademarks and trade names		3.1	4.7

		$38.5	$42.8

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2020 is as follows:

2021	$8.5
2022	7.4
2023	5.7
2024	5.4
2025	5.3
Thereafter	6.2

$38.5